Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) quotesPerInvestment	Dec. 31, 2019 USD ($) quotesPerInvestment	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	2.6	2.4
Liabilities Under Derivative Contracts | Interest rate swap | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 0.0	$ 1,800.0	$ 1,800.0	$ 3,138.0
Recurring | Level 3 | Silverton 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 liabilities settled		3.1
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers in/(out)	8.3	0.0
Settlements and sales	(64.3)	(23.9)
Held for trading financial assets, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	299.3	279.7
Held for trading financial assets, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 299.3	$ 279.7